Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Notes Payable
Notes Payable

7.Notes Payable

Convertible Note Payable

In September 2011, NuScale entered into a convertible loan agreement with Fluor in the amount of $10,281 with a maturity date of September 30, 2013. The loan has been extended annually and is now due on June 30, 2022. The debt is convertible at Fluor’s option at the original issue price per unit of the Company’s next round of financing securities amounting to no less than $16,000.

At March 31, 2022, the convertible debt outstanding was $14,147, comprised of the original borrowing of $11,331 less the amortized premium of $1,050 plus accrued interest of $3,866.

In April 2022, Fluor elected to convert all of their outstanding debt, totaling $14,181, to 8,258 common units at a price per unit of $9.91, which is equivalent to the PIPE price per unit received in conjunction with the Merger agreement described in footnote 3.

Other Notes Payable

In January, 2021, NuScale signed a Line of Credit Promissory Note with Fluor in the amount of $30,000. Fluor advanced the Company $27,200 under this agreement all of which was repaid in June, 2021.

6.	Notes Payable

Convertible Note Payable

In September 2011, NuScale signed a convertible loan agreement with Fluor in the amount of $10,281 with a maturity date of September 30, 2013. The loan has been extended annually and is due on June 30, 2022. The debt is convertible into NuScale convertible preferred units at Fluor’s option at the original issue price per unit of the Company’s next round of financing securities amounting to no less than $16,000.

At December 31, 2021, the convertible debt outstanding was $14,041, comprised of the original borrowing of $11,331 less the amortized premium of $1,050 plus accrued interest of $3,760.

Other Notes Payable

In September and October 2020, NuScale signed loan agreements (“2020 Notes”) with Fluor in the aggregate amount of $20,000. NuScale was required to pay all unpaid amounts of principal and interest on the earlier of June 30, 2021 or the date by which the Company raised an aggregate of $40,000 or greater from the sale of preferred equity to one or more investors.

In January 2021, NuScale signed a Line of Credit Promissory Note (“LOC”) with Fluor allowing the Company to borrow funds in a series of draws up to a total principal sum of $30,000. NuScale was required to pay all unpaid amounts of principal and interest on the earlier of August 31, 2021 or the date by which the Company raised an aggregate of $40,000 or greater from the sale of preferred equity to one or more investors. This agreement was later extended through December 31, 2021.

In April 2021, the Company used a portion of the proceeds received from a preferred units purchase agreement to pay all outstanding principal and interest and retire the 2020 Notes.

In June 2021, the Company used a portion of proceeds received from preferred units purchase agreements to repay the remaining unpaid interest and the principal balance of $27,200 associated with the LOC. The LOC expired at December 31, 2021.